Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2023
Earnings (loss) per ordinary share
Earnings (loss) per ordinary share

13.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2023	2022	2021
Basic profit (loss) per share (EPS)
Numerator:
Profit (Loss) for the year attributable to the Parent	82,662	440,314	(110,624)
Denominator:
Weighted-average number of shares outstanding to equity holders	187,872,191	187,815,672	176,508,144
Basic profit (loss) for the period attributable to equity holders	0.44	2.34	(0.63)

Diluted profit (loss) per share (EPS)
Numerator:
Profit (Loss) for the year attributable to the Parent	82,662	440,314	(110,624)
Denominator:
Weighted-average number of shares outstanding to equity holders	187,872,191	187,815,672	176,508,144
Effect of dilutive securities from equity incentive plans	2,417,617	1,809,523	—
Weighted-average number of shares outstanding - diluted to equity holders	190,289,808	189,625,195	176,508,144
Diluted profit (loss) for the period attributable to equity holders	0.43	2.32	(0.63)

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive in-the-money equity awards, which would have been anti-dilutive. The weighted-average number of potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2023	2022	2021
Equity based awards issued and outstanding (in-the-money)	—	—	4,359,436

No potential ordinary shares were excluded from the calculation of diluted earnings (loss) per ordinary share because their effect would be anti-dilutive in 2023 and 2022. Potential ordinary shares of 4,359,436 were excluded from the calculation in 2021 for this reason.